Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2020
Fair value measurement
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	64	28,414	—	28,478
Restricted cash and escrow receivables	15,479	—	—	15,479
Listed equity securities (i)	66,303	—	—	66,303
Convertible and exchangeable bonds (i)	—	709	3,995	4,704
Option agreements (ii)	—	1,521	145	1,666
Others	144	5,114	2,852	8,110
	81,990	35,758	6,992	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	4,400	4,400
Interest rate swap contracts and others (iii)	—	156	338	494
	—	156	4,738	4,894

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	4	104,399	—	104,403
Restricted cash and escrow receivables	13,380	—	—	13,380
Listed equity securities (i)	95,575	—	—	95,575
Convertible and exchangeable bonds (i)	—	487	5,449	5,936
Option agreements (ii)	—	2,100	115	2,215
Others	492	3,752	2,815	7,059
	109,451	110,738	8,379	228,568
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	2,482	2,482
Interest rate swap contracts and others (iii)	—	207	220	427
	—	207	2,702	2,909

(i)	Included in equity securities and other investments on the condensed consolidated balance sheets.
(ii)	Included in prepayments, receivables and other assets on the condensed consolidated balance sheets.
(iii)	Included in accrued expenses, accounts payable and other liabilities on the condensed consolidated balance sheets.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2020	3,995
Additions	1,591
Net decrease in fair value	(73)
Foreign currency translation adjustments	(64)
Balance as of September 30, 2020	5,449

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2020	4,400
Net increase in fair value	10
Payment	(1,852)
Foreign currency translation adjustments	(76)
Balance as of September 30, 2020	2,482